Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we have prepared this pay versus performance disclosure, which serves to further demonstrate the alignment of our executive compensation program with stockholder interests.

							Value of Initial Fixed $100 Investment Based on:

Year	Summary Compensation Table Total for Current CEO[1]	Summary Compensation Table Total for Prior CEO[1]	Compensation Actually Paid to Current CEO[1]	Compensation Actually Paid to Prior CEO[1]	Average Summary Compensation Table Total for Non-CEO NEOs[2]	Average Compensation Actually Paid to Non-CEO NEOs[2]	Total Stock-holder Return[3]	Peer Group Total Stock-holder Return[3,4]	Net Income ($ in Millions)[5]	Relative Annual Economic Return[6]
2024	$13,098,200	N/A	$15,493,368	N/A	$5,840,085	$6,808,308	$97.05	$79.80	$863	7.6
2023	$12,318,800	N/A	$13,343,838	N/A	$5,558,785	$6,145,933	$89.13	$79.52	$155	6.4
2022	$7,646,700	N/A	$3,653,990	N/A	$4,266,463	$1,425,320	$81.01	$68.94	$(1,190)	(2.1)
2021	$6,949,900	$11,254,900	$7,745,878	$15,106,695	$2,952,885	$3,317,861	$103.51	$93.93	$749	9.9
2020	N/A	$15,826,500	N/A	$13,076,972	$3,623,342	$3,153,609	$98.36	$81.23	$(266)	28.8
1.Peter Federico (“Current CEO”) served as out CEO throughout 2022, 2023, and 2024. During 2021, each of Peter Federico and Gary Kain (“Prior CEO”) served as CEO of the Company for a six month period. Compensation totals during 2021 reflect the full-year compensation received by each of Messrs. Kain and Federico and do not reflect pro-rated payment for the period that each individual served as CEO. During 2020, our CEO was Gary Kain.
2.During 2023 and 2024, our remaining NEOs consisted of Messrs. Kain, Kuehl, Pollack, and Reid and Ms. Bell. During 2022, remaining NEOs included Messrs. Kain, Kuehl and Pollack and Ms. Bell. During 2021, our remaining NEOs consisted of Messrs. Kuehl, Pas, and Pollack and Ms. Bell. During 2020, our remaining NEOs consisted of Messrs. Federico, Kuehl, and Pollack and Ms. Bell. For more details regarding how the amounts in this column are calculated, refer to the “Adjustments to Summary Compensation Tables to Determine Compensation Actually Paid” tables immediately below.
3.Total Stockholder Return and Peer Group Total Stockholder Return assumes $100 invested at December 31, 2019.
4.As permitted by SEC rules, the peer group referenced for purpose of the Total Stockholder Return comparison consists of the FTSE NAREIT Mortgage REITs Index.
5.Reflects after-tax net income attributable to stockholders prepared in accordance with GAAP for each of the years shown.
	6.The Company has designated “Relative Annual Economic Return” as its Company Selected Measure, as this is the largest financial component of our 2024 Corporate Scorecard and our most important financial measure (that is not otherwise required to be disclosed in this table) used by us to link compensation actually paid to our NEOs to Company performance. Relative Annual Economic Return compares the economic return of AGNC to that of the average of the Agency REIT Peer Group and is calculated based on percentage points. For purposes of AGNC’s Corporate Scorecard, relative annual economic return is calculated on an October 1 - September 30 year, but consistent with the requirements of Regulation S-K, it is calculated for purposes of this table on a calendar year basis. Additional details regarding the calculation of Relative Annual Economic Return and the companies included in the Agency REIT Peer Group for 2024 are included in the discussion of our 2024 Corporate Scorecard on page 30. For 2020, the peer group consisted of ANH, ARR, CMO, DX, IVR, NLY, and TWO. For 2021, the component companies were ARR, CMO, DX, IVR, NLY, and TWO, although CMO was included only through September 30, 2021 as a result of its acquisition. ANH was not included in 2021 as a result of its acquisition. For 2022, 2023 and 2024, the peer group included ARR, DX, IVR, NLY, ORC, and TWO.
Non-PEO NEO Average Total Compensation Amount	$ 5,840,085	$ 5,558,785	$ 4,266,463	$ 2,952,885	$ 3,623,342
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,808,308	6,145,933	1,425,320	3,317,861	3,153,609
Compensation Actually Paid vs. Total Shareholder Return
The following graph illustrates the relationship between compensation actually paid to our NEOs and AGNC’s total stockholder return on a cumulative basis assuming investment of $100 on December 31, 2019:

Compensation Actually Paid vs. Net Income	The following graph illustrates the relationship between compensation actually paid to our NEOs and AGNC’s net income on an annual basis:
Compensation Actually Paid vs. Company Selected Measure	The following graph illustrates the relationship between compensation actually paid to our NEOs and AGNC’s economic return relative to the Agency REIT Peer Group on an annual basis:
Total Shareholder Return Vs Peer Group	The relationship between AGNC’s total stockholder return and the total stockholder return of the FTSE NAREIT Mortgage REITs Index[1] on a cumulative basis is shown below:
	1.In February 2024, Bloomberg suspended its publication of the Bloomberg Mortgage REIT Index, which the Company had historically used as its comparative index. Commencing with our Annual Report on Form 10-K for the year ended December 31, 2024, the Company began using the FTSE NAREIT Mortgage REITs Index.
Tabular List, Table	Since its adoption in 2016, our current compensation program has linked the compensation of our NEOs to achievement of short- and long-term financial and strategic goals. Our 2024 Corporate Scorecard consists 75% of financial metrics and 25% of strategic and operational objectives. A significant percentage of our NEOs’ compensation is in the form of equity awards that vest over three years, and in 2024, our CEO and our Executive Chair each received 67% of their equity awards in the form of performance-based compensation. For our remaining NEOs, 50% of these awards were performance vesting. In 2024, incentive compensation served as a material element of each NEO’s compensation package and serves to further align compensation to Company performance. The most important financial performance measures utilized by the Compensation Committee to link compensation paid to our NEOs to AGNC’s performance for 2024 were:
•Annual Economic Return Relative to the Agency REIT Peer Group
•Absolute Annual Economic Return
•Price-to-Tangible Book Value Ratio Relative to the Agency REIT Peer Group

Total Shareholder Return Amount	$ 97.05	89.13	81.01	103.51	98.36
Peer Group Total Shareholder Return Amount	79.80	79.52	68.94	93.93	81.23
Net Income (Loss)	$ 863,000,000	$ 155,000,000	$ (1,190,000,000)	$ 749,000,000	$ (266,000,000)
Company Selected Measure Amount	0.076	0.064	(0.021)	0.099	0.288
PEO Total Compensation Amount - Current	$ 13,098,200	$ 12,318,800	$ 7,646,700	$ 6,949,900
PEO Actually Paid Compensation Amount - Current	$ 15,493,368	$ 13,343,838	$ 3,653,990	7,745,878
PEO Total Compensation Amount - Prior				11,254,900	$ 15,826,500
PEO Actually Paid Compensation Amount - Prior				$ 15,106,695	$ 13,076,972
Adjustment to PEO and Non-PEO NEO Compensation Footnote
Compensation Actually Paid represents the Summary Compensation Table Totals adjusted for the following items:

	Year 2024
Adjustments to Summary Compensation Table Totals to Determine Compensation Actually Paid	Current CEO	Prior CEO	Average for Non-CEO-NEOs
Deduction for amounts reported under the Stock Awards Column in the Summary Compensation Table	$(5,000,000)	N/A	$(2,042,000)
Increase for fair value at year-end of awards granted during year that remain unvested as of year-end	$5,431,984	N/A	$2,218,426
Increase/(Deduction) for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	$1,978,383	N/A	$800,694
Increase/(Deduction) for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year	$(15,199)	N/A	$(8,896)
Total adjustments	$2,395,168	N/A	$968,224

	Year 2023
Adjustments to Summary Compensation Table Totals to Determine Compensation Actually Paid	Current CEO	Prior CEO	Average for Non-CEO-NEOs
Deduction for amounts reported under the Stock Awards Column in the Summary Compensation Table	$(5,000,000)	N/A	$(2,042,000)
Increase for fair value at year-end of awards granted during year that remain unvested as of year-end	$5,250,910	N/A	$2,144,458
Increase/(Deduction) for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	$643,902	N/A	$356,759
Increase/(Deduction) for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year	$130,226	N/A	$127,931
Total adjustments	$1,025,038	N/A	$587,148

	Year 2022
Adjustments to Summary Compensation Table Totals to Determine Compensation Actually Paid	Current CEO	Prior CEO	Average for Non-CEO-NEOs
Deduction for amounts reported under the Stock Awards Column in the Summary Compensation Table	$(4,500,000)	N/A	$(2,262,500)
Increase for fair value at year-end of awards granted during year that remain unvested as of year-end	$2,663,407	N/A	$1,339,108
Increase/(Deduction) for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	$(2,009,058)	N/A	$(1,669,332)
Increase/(Deduction) for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year	$(147,059)	N/A	$(248,419)
Total adjustments	$(3,992,710)	N/A	$(2,841,143)

	Year 2021
Adjustments to Summary Compensation Table Totals to Determine Compensation Actually Paid	Current CEO	Prior CEO	Average for Non-CEO-NEOs
Deduction for amounts reported under the Stock Awards Column in the Summary Compensation Table	$(3,400,000)	$(6,150,000)	$(1,257,500)
Increase for fair value at year-end of awards granted during year that remain unvested as of year-end	$3,443,197	$6,228,139	$1,273,459
Increase/(Deduction) for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	$635,848	$3,420,757	$316,660
Increase/(Deduction) for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year	$116,933	$352,899	$32,357
Total adjustments	$795,978	$3,851,795	$364,976

	Year 2020
Adjustments to Summary Compensation Table Totals to Determine Compensation Actually Paid	Current CEO	Prior CEO	Average for Non-CEO-NEOs
Deduction for amounts reported under the Stock Awards Column in the Summary Compensation Table	N/A	$(8,100,000)	$(1,406,250)
Increase for fair value at year-end of awards granted during year that remain unvested as of year-end	N/A	$7,117,718	$1,235,711
Increase/(Deduction) for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	N/A	$(14,176)	$(19,510)
Increase/(Deduction) for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year	N/A	$(1,753,070)	$(279,684)
Total adjustments	N/A	$(2,749,528)	$(469,733)

Measure:: 1
Pay vs Performance Disclosure
Name	Annual Economic Return Relative to the Agency REIT Peer Group
Measure:: 2
Pay vs Performance Disclosure
Name	Absolute Annual Economic Return
Measure:: 3
Pay vs Performance Disclosure
Name	Price-to-Tangible Book Value Ratio Relative to the Agency REIT Peer Group